Leases (Schedule of Maturity Analysis of Company's Lease Liabilities) (Details) € in Thousands, $ in Thousands	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($) [1]	Dec. 31, 2021 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 16,881
Current maturities of lease liability	675	$ 701	€ 4,329
Long-term lease liabilities	16,206	$ 16,838	€ 15,800
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	675
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	2,840
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 13,366

[1]	* Convenience translation into US$ (exchange rate as at June 30, 2022: EUR 1 = US$1.039)